Finance Result (Tables)	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Schedule of Finance Result

	Year ended September 30,
	2025	2024	2023
Interest expense - loans	(58,942)	(86,215)	(117,564)
Interest expenses - TRA	(7,632)	(12,975)	—
Interest expense - leases	(8,996)	(9,402)	(5,721)
Amortization of transaction costs	501	(28,409)	(6,150)
Reclassification from OCI to profit or loss from cash flow hedge	—	(2,665)	(272)
Change in FV of senior notes derivative asset	(9,813)	3,814	18,561
Interest income - bank	7,006	8,036	2,397
Other	(1,688)	516	1,713
Finance cost, net	(79,564)	(127,300)	(107,036)